COST OF SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Cost of Sales [Abstract]
Operating costs	$ 2,680	$ 2,568		$ 2,172
Royalties	190	185		162
Total operating costs	2,870	2,753		2,334
Retrenchment costs	4	6		2
Rehabilitation and other non-cash costs	21	0		38
Amortisation of tangible assets	579	555		413
Amortisation of right of use assets	78	81		63
Amortisation of intangible assets (note 14)	1	1		3
Inventory change	(12)	(30)		6
Cost of sales	$ 3,541	$ 3,366	[1],[2]	$ 2,859	[1],[2]

[1]	The operating profit sub-total which was previously included in the presentation of the income statement has been removed
[2]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.3.2.